CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Net income	$ 873	¥ 72,607	¥ 40,937	¥ 23,797
Other comprehensive income (loss), net of tax:
Net change of unrealized gains (losses) on investment in securities	92	7,663	13,499	(42,167)
Net change of defined benefit pension plans	(24)	(2,006)	7,125	(12,098)
Net change of foreign currency translation adjustments	(254)	(21,186)	(8,462)	(18,820)
Net change of unrealized gains (losses) on derivative instruments	(10)	(782)	(1,460)	(1,101)
Total other comprehensive income (loss)	(196)	(16,311)	10,702	(74,186)
Comprehensive Income (Loss)	677	56,296	51,639	(50,389)
Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	21	1,734	(306)	1,159
Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests	7	606	876	(383)
Comprehensive Income (Loss) Attributable to ORIX Corporation	$ 649	¥ 53,956	¥ 51,069	¥ (51,165)